Share Capital - Restricted Share Unit Plan, Additional Information (Details) - Restricted share unit plan	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares to be received per unit	1
Redemption period	30 days
Vesting period	3 years
Number of shares issued	171,106	0
Number of shares outstanding	171,106	0